Statutory Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	$ 167	$ 341	$ 262
Statutory capital and surplus	4,567	4,408	3,550
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	(99)	(122)	(103)
Statutory capital and surplus	$ 735	$ 691	$ 534